Accounts Receivable, net (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable, net
Balance as of beginning period		110
Provision of bad debt	2,364
Write-off bad debt	(1,234)	(110)
Balance as of ending period	1,130